Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Compensation
Share-based Compensation

15. Share‑based Compensation

2016 Incentive Plan

(a) Restricted share units issued by Beijing Duoke to employees of Beijing Duoke

In December 2016, Beijing Duoke adopted the Beijing Duoke 2016 stock incentive plan (the “2016 Incentive Plan”), which allowed Beijing Duoke to grant restricted share units to selected persons including its directors, senior management and employees to acquire ordinary shares of Beijing Duoke. Up to 20% of equity interests of Beijing Duoke or equivalent to 157,024,000 ordinary shares of the Company were reserved for the issuance.

Pursuant to the 2016 Incentive Plan, Beijing Duoke has granted restricted share units to certain director and employees with the vesting period of four years of continuous service, one‑fourth (1/4) will be vested on each anniversary since the stated grant date for the next four years. The Company accounted for the share based compensation costs on a straight‑line bases over the requisite service period for the award based on the fair value on their respective grant date.

In addition, in connection with the Carve‑out described in Note 1 (b), in December 2016, the unvested portion of restricted share units granted by Xieli to five employees of Xieli who subsequently worked in the 36Kr Business were cancelled and replaced by 9,382,236 restricted share units granted by Beijing Duoke to these five employees (“Modification Awards”). The unvested period of the Modification Awards has been modified from a weighted average period of 1.8 years to 4 years. Cancellation of an award accompanied by the grant of a replacement award in connection to the Carve‑out is accounted for as a modification. The incremental compensation cost amounted to RMB 1.92 million is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. In relation to the modification awards, the Group recognizes the portion of the incremental value over the vesting periods of the new awards.

On December 19, 2016 and June 19, 2017, Beijing Duoke granted in total 63,728,544 and 7,772,731 restricted share units to its employees, respectively.

A summary of activities of the service‑based restricted share units for the years ended December 31, 2017, 2018 and 2019 are presented below:

	Number of	Weighted Average
	restricted share	Grant Date
	units	Fair Value
		RMB
Unvested at January 1, 2017	63,728,544	0.28
Granted	7,772,731	0.47
Vested	(15,932,057)	0.28
Unvested at December 31, 2017	55,569,218	0.31
Vested	(16,942,984)	0.30
Forfeited	(4,386,961)	0.35
Unvested at December 31, 2018	34,239,273	0.30
Vested	(1,177,684)	0.47
Forfeited	(2,519,014)	0.38
Cancelled on September 7, 2019*	(30,542,575)	0.29
Unvested at December 31, 2019	—	—

*Please refer to Note 15 (c).

The fair value of each restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of Beijing Duoke on the date of grant. For the years ended December 31, 2017, 2018 and 2019, total share‑based compensation expenses recognized by the Group for the restricted share units granted to employees of Beijing Duoke were RMB 4.86 million, RMB 5.09 million, and RMB 3.14 million, respectively. As of December 31, 2017, 2018 and 2019, there was RMB 17.07 million, RMB 10.41 million and nil in total unrecognized compensation expense, related to unvested restricted share units granted to aforementioned employees, which is expected to be recognized over a weighted average period of 3.07 years, 2.06 years and nil years, respectively.

2014 Incentive Plan

(b) Restricted share units issued by Xieli to employees of Xieli in relation to 36Kr Business

In 2014, Xieli adopted the Xieli 2014 stock incentive plan (the “Xieli 2014 Incentive Plan”), which allowed Xieli to grant restricted share units of Xieli to selected persons including directors, senior management and employees. Since adoption of the Xieli 2014 Incentive Plan, Xieli has granted restricted share units to certain employees of Xieli in relation to 36Kr Business (the “Employees”) with the vesting period of three or four years of continuous service, one‑third (1/3) or one‑fourth (1/4) will be vested on each anniversary since the stated grant date, respectively. On January 1, 2014, January 1, 2015 and May 1, 2015, Xieli granted 1,458,378,  1,397,800 and 762,514 restricted share units to the Employees, respectively.

As the Employees were working for 36Kr Business, the associated share based compensation costs of the Employees were allocated to the consolidated financial statements of the Group as a contribution by the parent company. The Group accounted for the share based compensation costs on a straight‑line bases over the requisite service period for the award based on the fair value on their respective grant date.

For the years ended December 31, 2017, 2018 and 2019, total share‑based compensation expenses recognized by the Group for the restricted share units granted by Xieli to the Employees were RMB 0.03 million, RMB 0.02 million and nil, respectively.

In September 2019, the 2014 Incentive Plan was cancelled concurrently upon the adoption of a new incentive plan as disclosed below under Note 15 (c).

2019 Incentive Plan

(c)Share options issued by the Company to employees of the Group

In September 2019, the Company adopted a share incentive plan (“2019 Incentive Plan”). The 2019 Incentive Plan permits the awards of options and the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 137,186,000.  91,548,120 restricted share units including both vested and unvested restricted share units under the 2014 and 2016 Incentive Plan were cancelled concurrently upon the adoption of the 2019 Incentive Plan, and each participant of the 2014 and 2016 Incentive Plan is expected to receive corresponding grants with similar terms except for the exercise price changed from nil to US$ 0.0001 and the performance condition added as disclosed below under the 2019 Incentive Plan. The cancellation of 2014 and 2016 Incentive Plan accompanied by the grant of a replacement award under 2019 Incentive Plan is accounted for as a modification of the terms of the cancelled award. Refer to Note 2 (t) for the accounting policy for such modification. The incremental value for the modification was nil. Under the 2019 Incentive Plan, the Company also newly granted 38,042,351 share options on September 7, 2019 to certain directors and senior management.

Options granted to employees under the 2019 Incentive Plan were subject to both service condition and performance condition with various vesting schedules ranging from immediate to 4 years, and will be expired in ten years. For the share options with performance condition, an evaluation is made each quarter as to the likelihood of performance condition being met.

The Company uses binomial option pricing model to determine the fair value of share options with the assistance of an independent third party valuation firm. The estimated fair value of each share option granted is estimated with the following assumptions:

Grant date	September 7, 2019
Expected volatility	50.22%
Expected dividend yield	—
Contractual term (in year)	10
Risk-free interest rate	1.66%

The expected volatility at grant date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the share options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Contractual term is the remaining contract life of the share options. The Company estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the share option grant date.

The following table presents a summary of the Group’s share options activities for the year ended December 31, 2019:

				Weighted average
		Weighted average	Aggregate intrinsic	remaining
	Number of	exercise price	value	contractual
	shares	US$ per share	US$	years

Outstanding at December 31, 2018	—	—	—	—
Granted during the year	129,590,471	0.0001
Exercised during the year	—	—
Forfeited during the year	(3,187,546)	0.0001
Outstanding at December 31, 2019	126,402,925	0.0001	37,352,064	9.68

The weighted average grant date fair value of share options granted for the year ended December 31, 2019 was RMB 3.81 (US$ 0.55). For the year ended December 31, 2019, total share-based compensation expenses recognized for share options granted were RMB 61.25 million. No share options granted were exercised for the year ended December 31, 2019.

As of December 31, 2019, the unrecognized share-based compensation expense related to unvested share options granted was RMB 87.44 million. Total unrecognized share-based compensation expenses is expected to be recognized over a weighted average period of 2.64 years.

The aggregate number of Class A ordinary shares available for future grant under the 2019 Incentive Plan was 7,595,529 as of December 31, 2019.